SEGMENTED INFORMATION	3 Months Ended
Feb. 28, 2022
SEGMENTED INFORMATION

27.  SEGMENTED INFORMATION

During the three months ended February 28, 2022, the Company had four offices: a head office in Vancouver, British Columbia (Canada), a satellite office in Toronto, Ontario (Canada), IndieFlix’s office in Seattle, Washington (USA), and iGEMS’ office in Los Angeles, California (USA). During the three months ended February 28, 2021, the Company had two offices: a head office in Vancouver, British Columbia (Canada), a satellite office in Toronto, Ontario (Canada).

In evaluating performance, management does not distinguish or group its sales and cost of sales on a geographic basis. As at February 28, 2021, the Company determined it had two reportable operating segments: the investment in film and television entertainment and the investment in video games. Due to Company impairing the video game segment assets and ceasing to operate that segment at November 30, 2021, the Company determined the investment in film and television entertainment segment was its only reportable segment at February 28, 2022.

Revenue derived in the Company’s film and television entertainment and video games segments is earned from a large number of customers located throughout the world but mostly located in the United States of America. During the three months ended February 28, 2022, one customer accounted for 36% (February 28, 2021 – no customer accounted for more than 5%) of the Company’s sales.

Below summarizes the Company’s reportable operating segments for the three months ended February 28, 2021.

	Film and Television Entertainment	Video Games	Total
	$	$	$
Segment Information
Revenue	5,199	3,683	8,882
Cost of sales	(24,404)	(112,459)	(136,863)
Operating expenses	(145,783)	(18,850)	(164,633)
Segment profit (loss)	(164,988)	(127,626)	(292,614)

Corporate expenses:
Operating expenses			(1,675,695)
Other income (expenses)			450,166
Comprehensive loss for the period			(1,518,143)

Capital expenditures	-	-	-